Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 81,308
Interest income recognized during the reporting period	585	¥ 748
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	10,323	11,308
Ending balance	80,448	81,308
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	17,166
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Ending balance	17,959	17,166
Consumer borrowers
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	10,322
Interest income recognized during the reporting period	362	519
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	591	736
Ending balance	10,947	10,322
Corporate borrowers | Non-recourse Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	10,148
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Ending balance	10,525	10,148
Corporate borrowers | Other than non-recourse loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	43,672
Interest income recognized during the reporting period	223	229
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	9,732	10,572
Ending balance	¥ 41,017	¥ 43,672